Form N-CSR Cover	12 Months Ended
Mar. 31, 2026
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	Starboard Investment Trust
Entity Central Index Key	0001464413
Entity Investment Company Type	N-1A
Document Period End Date	Mar. 31, 2026
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report